SCHEDULE OF WHOLLY OWNED SUBSIDIARIES (Details)	12 Months Ended
Dec. 31, 2024
Global JJ Group, Inc. [Member]
Name of subsidiary	Global JJ Group, Inc. (“JJ”)
Date of formation	Jan. 08, 2015
Description of business	Ramen stores located in Orange, California and Buena Park, California.
Global AA Group, Inc. [Member]
Name of subsidiary	Global AA Group, Inc. (“AA”)
Date of formation	Jul. 21, 2016
Description of business	Ramen store located in Whittier, California.
Global BB Group, Inc. [Member]
Name of subsidiary	Global BB Group, Inc. (“BB”)
Date of formation	May 19, 2017
Description of business	Ramen store located in Chino Hills, California.
Global CC Group, Inc. [Member]
Name of subsidiary	Global CC Group, Inc. (“CC”)
Date of formation	Sep. 23, 2019
Description of business	Ramen stores located in Eastvale, California and Corona, California.
Global DD Group, Inc. [Member]
Name of subsidiary	Global DD Group, Inc. (“DD”)
Date of formation	Dec. 19, 2019
Description of business	Ramen store located in La Mirada, California.
Yoshiharu Irvine [Member]
Name of subsidiary	Yoshiharu Irvine (“YI”)
Date of formation	Dec. 04, 2020
Description of business	Ramen store located in Irvine, California.
Yoshiharu Cerritos [Member]
Name of subsidiary	Yoshiharu Cerritos (“YC”)
Date of formation	Jan. 21, 2021
Description of business	Ramen store located in Cerritos, California.
Yoshiharu Clemente [Member]
Name of subsidiary	Yoshiharu Clemente (“YCT”)
Date of formation	May 02, 2022
Description of business	Ramen store opened on October 31, 2024 in San Clemente, California.
Yoshiharu Laguna [Member]
Name of subsidiary	Yoshiharu Laguna (“YL”)
Date of formation	May 02, 2022
Description of business	Ramen store located in Laguna, California.
Yoshiharu Ontario [Member]
Name of subsidiary	Yoshiharu Ontario (“YO”)
Date of formation	May 02, 2022
Description of business	Ramen store to be opened in Ontario, California.
Yoshiharu Menifee [Member]
Name of subsidiary	Yoshiharu Menifee (“YM”)
Date of formation	May 02, 2022
Description of business	Ramen store to be opened in Menifee, California.
Yoshiharu Las Vegas [Member]
Name of subsidiary	Yoshiharu Las Vegas (“YLV”)
Date of formation	Sep. 21, 2023
Description of business	Ramen store and Izakaya stores in Las Vegas, Nevada
Yoshiharu Garden Grove [Member]
Name of subsidiary	Yoshiharu Garden Grove (“YG”)
Date of formation	Jul. 27, 2022
Description of business	Ramen store located in Garden Grove, California.